Taxes - Capital Loss Carryforwards (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Statement Line Items [Line Items]
Non-capital tax losses	$ 842,983
2029
Statement Line Items [Line Items]
Non-capital tax losses	19,794
Thereafter
Statement Line Items [Line Items]
Non-capital tax losses	823,189
Canada
Statement Line Items [Line Items]
Non-capital tax losses	666,000
Canada | 2029
Statement Line Items [Line Items]
Non-capital tax losses	18,897
Canada | Thereafter
Statement Line Items [Line Items]
Non-capital tax losses	647,103
United States
Statement Line Items [Line Items]
Non-capital tax losses	176,983
United States | 2029
Statement Line Items [Line Items]
Non-capital tax losses	897
United States | Thereafter
Statement Line Items [Line Items]
Non-capital tax losses	$ 176,086